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                                                              September 22, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


         RE: RULE 24F-2 NOTICE FOR KEYSTONE STRATEGIC INCOME FUND (FORMERLY KEYSTONE AMERICA STRATEGIC INCOME FUND) (THE "FUND"); REGISTRATION NO.33-11050/811-4947


Dear Sirs and Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:

     (i) The fiscal year of the Fund for which this Notice is filed is the year ended July 31, 1995.

    (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, that remained unsold at the beginning of such fiscal year: - 0 -.

   (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2: - 0 -.

    (iv)          The number of shares of the Fund sold during such fiscal year:

                  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES      TOTAL

                     1,476,748        4,868,980         1,847,558      8,193,286
                   $10,293,965      $34,092,723       $12,856,402    $57,243,090


     (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2:
                  8,193,286.
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Securities and Exchange Commission
Page 2
September 22, 1995



Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)      Actual aggregate sales price of
         shares sold pursuant to Rule
         24f-2 during the fiscal year:                              $57,243,090

(b)      Reduced by the difference between:

         (1)      The actual aggregate redemption
                  price of shares of the Fund
                  redeemed during the fiscal year:   $96,370,777

                  and

         (2)      The actual aggregate redemption
                  price of such redeemed shares
                  previously applied pursuant to
                  Rule 24e-2(a) in filings made
                  pursuant to Section 24(e)(1) of
                  the Act:                           $ -0-

                                                                   ($39,127,687)
                                                                   ------------
(c)      Net aggregate sales price:                                ($39,127,687)

(d)      Fee computed at 1/29 of 1%:                                $ - 0 -


         An opinion of counsel with respect to the legality of the shares sold by the Fund in reliance on Rule 24f-2 for the fiscal year ended July 31, 1995 accompanies this Notice.


                                               Sincerely yours,

                                               /s/ James M. Wall

                                               James M. Wall
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                                                              September 22, 1995



Keystone Strategic Income Fund
200 Berkeley Street
Boston, Massachusetts  02116-5034


         RE: NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT")


Gentlemen:

         I am Senior Vice President of and General Counsel to Keystone Investment Management Company, investment adviser to Keystone Strategic Income Fund (the "Fund"). You have asked for my opinion with respect to the issuance of 8,193,286 additional shares of the Fund under the Fund's Declaration of Trust, as amended ("Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended July 31, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 15 to the Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, as amended ("By-Laws"), and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration of Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Fund's Declaration of Trust; a review of the minutes of the Board of Trustees of the Fund, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.
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Keystone Strategic Income Fund
September 22, 1995
Page Two


         I hereby consent to the use of this opinion in connection with the Fund's Rule 24f-2 Notice making definite the number of such additional shares issued.


                                               Sincerely yours,

                                               /s/ Rosemary D. Van Antwerp

                                               Rosemary D. Van Antwerp
                                               Senior Vice President
                                               and General Counsel